Financial risk management	12 Months Ended
Mar. 31, 2018
Financial risk management [Abstract]
Financial risk management
30. Financial risk management

The Company’s activities expose it to a variety of financial risks, including market risk, credit risk and liquidity risk. The Company’s primary risk management focus is to minimize potential adverse effects of market risk on its financial performance. The Company’s risk management assessment and policies and processes are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor such risks and compliance with the same. Risk assessment and management policies and processes are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Board of Directors and the Audit Committee is responsible for overseeing the Company’s risk assessment and management policies and processes.

a. Market risk

Market risk is the risk of loss of future earnings, fair values or future cash flows that may result from adverse changes in market rates and prices (such as interest rates, foreign currency exchange rates and commodity prices) or in the price of market risk-sensitive instruments as a result of such adverse changes in market rates and prices. Market risk is attributable to all market risk-sensitive financial instruments, all foreign currency receivables and payables and all short term and long-term debt. The Company is exposed to market risk primarily related to foreign exchange rate risk, interest rate risk and the market value of its investments. Thus, the Company’s exposure to market risk is a function of investing and borrowing activities and revenue generating and operating activities in foreign currencies.

Foreign exchange risk

The Company’s foreign exchange risk arises from its foreign operations, foreign currency revenues and expenses, (primarily in U.S. dollars, Russian roubles, U.K. pounds sterling and Euros) and foreign currency borrowings (in U.S. dollars, Russian roubles, Ukrainian hryvnias and Euros). A significant portion of the Company’s revenues are in these foreign currencies, while a significant portion of its costs are in Indian rupees. As a result, if the value of the Indian rupee appreciates relative to these foreign currencies, the Company’s revenues measured in Indian rupees may decrease. The exchange rate between the Indian rupee and these foreign currencies has changed substantially in recent periods and may continue to fluctuate substantially in the future. Consequently, the Company uses both derivative and non-derivative financial instruments, such as foreign exchange forward contracts, option contracts, currency swap contracts and foreign currency financial liabilities, to mitigate the risk of changes in foreign currency exchange rates in respect of its highly probable forecast transactions and recognized assets and liabilities.

The details in respect of the outstanding foreign exchange forward and option contracts are given in Note 29 above.

In respect of the Company’s forward and option contracts, a 10% decrease/increase in the respective exchange rates of each of the currencies underlying such contracts would have resulted in:

•	a Rs.1,277/(1,338) increase/(decrease) in the Company’s hedging reserve and a Rs.403/(308) increase/(decrease) in the Company’s profit from such contracts, as at March 31, 2018;

•	a Rs.1,154/(710) increase/(decrease) in the Company’s hedging reserve and a Rs.2,143/(2,287) increase/(decrease) in the Company’s profit from such contracts, as at March 31, 2017; and

•	a Rs.1,511/(424) increase/(decrease) in the Company’s hedging reserve and a Rs.1,277/(1,707) increase/(decrease) in the Company’s profit from such contracts, as at March 31, 2016.

The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2018:

	U.S. dollars		Euro		Russian roubles		Others(1)		Total
Assets:
Cash and cash equivalents	Rs.	392	Rs.	62	Rs.	56	Rs.	512	Rs.	1,022
Other investments		-		-		-		20		20
Trade and other receivables		25,427		437		6,691		2,592		35,147
Other assets		125		85		260		196		666
Total	Rs.	25,944	Rs.	584	Rs.	7,007	Rs.	3,320	Rs.	36,855
Liabilities:
Trade and other payables	Rs.	3,526	Rs.	1,658	Rs.	2	Rs.	1,118	Rs.	6,304
Long-term borrowings		4,888		-		-		-		4,888
Short-term borrowings		19,552		-		2,378		178		22,108
Other liabilities and provisions		5,147		104		1,896		770		7,917
Total	Rs.	33,113	Rs.	1,762	Rs.	4,276	Rs.	2,066	Rs.	41,217

The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2017:

	U.S. dollars		Euro		Russian roubles		Others(1)		Total
Assets:
Cash and cash equivalents	Rs.	130	Rs.	87	Rs.	59	Rs.	840	Rs.	1,116
Other investments		-		-		-		14		14
Trade and other receivables		24,581		567		6,259		2,121		33,528
Other assets		458		-		70		33		561
Total	Rs.	25,169	Rs.	654	Rs.	6,388	Rs.	3,008	Rs.	35,219
Liabilities:
Trade and other payables	Rs.	2,323	Rs.	903	Rs.	-	Rs.	328	Rs.	3,554
Long-term borrowings		4,865		-		76		-		4,941
Short-term borrowings		12,970		-		4,023		-		16,993
Bank overdraft		86		-		-		-		86
Other liabilities and provisions		6,660		117		1,640		622		9,039
Total	Rs.	26,904	Rs.	1,020	Rs.	5,739	Rs.	950	Rs.	34,613

(1) Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus and Ukrainian hryvnia.

For the years ended March 31, 2018 and 2017, every 10% depreciation/appreciation in the exchange rate between the Indian rupee and the respective currencies for the above mentioned financial assets/liabilities would affect the Company’s net profit by Rs.434 and Rs.61, respectively.

Interest rate risk

As of March 31, 2018, the Company had Rs.42,592 of loans carrying a floating interest rate ranging from 1 Month LIBOR minus 30 bps to 1 Month/3 Months LIBOR plus 85 bps. As of March 31, 2017, the Company had Rs.41,407 of loans carrying a floating interest rate of 1 Month LIBOR minus 30 bps to 1 Month LIBOR plus 82.7 bps and the Indian Treasury Bill plus 30 bps. These loans expose the Company to risk of changes in interest rates. The Company’s treasury department monitors the interest rate movement and manages the interest rate risk based on its policies, which include entering into interest rate swaps as considered necessary.

For details of the Company’s short-term and long term loans and borrowings, including interest rate profiles, refer to Note 17 of these consolidated financial statements.

For the years ended March 31, 2018, 2017 and 2016, every 10% increase or decrease in the floating interest rate component (i.e., LIBOR) applicable to its loans and borrowings would affect the Company’s net profit by Rs.77, Rs.46 and Rs.12, respectively.

The carrying value of the Company’s borrowings designated in a cash flow hedge as of March 31, 2018 was Rs.3,259. In respect of these borrowings, a 10% decrease/increase in the interest rates of such borrowings would have resulted in Rs.18/(20) increase/decrease in the Company’s hedging reserve as at March 31, 2018.

The Company’s investments in term deposits (i.e., certificates of deposit) with banks and short-term liquid mutual funds are for short durations, and therefore do not expose the Company to significant interest rates risk.

Commodity rate risk

Exposure to market risk with respect to commodity prices primarily arises from the Company’s purchases and sales of active pharmaceutical ingredients, including the raw material components for such active pharmaceutical ingredients. These are commodity products, whose prices may fluctuate significantly over short periods of time. The prices of the Company’s raw materials generally fluctuate in line with commodity cycles, although the prices of raw materials used in the Company’s active pharmaceutical ingredients business are generally more volatile. Cost of raw materials forms the largest portion of the Company’s cost of revenues. Commodity price risk exposure is evaluated and managed through operating procedures and sourcing policies. As of March 31, 2018, the Company had not entered into any material derivative contracts to hedge exposure to fluctuations in commodity prices.

b. Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and investment securities. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Company grants credit terms in the normal course of business. The Company establishes an allowance for doubtful debts and impairment that represents its estimate of incurred losses in respect of trade and other receivables and investments.

Trade and other receivables

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The demographics of the customer, including the default risk of the industry and country in which the customer operates, also has an influence on credit risk assessment. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Company grants credit terms in the normal course of business.

Investments

The Company limits its exposure to credit risk by generally investing in liquid securities and only with counterparties that have a good credit rating. The Company does not expect any losses from non-performance by these counter-parties, and does not have any significant concentration of exposures to specific industry sectors or specific country risks.

Financial assets that are neither past due nor impaired

None of the Company’s cash equivalents, including term deposits (i.e., certificates of deposit) with banks, were past due or impaired as at March 31, 2018. Of the total trade and other receivables, Rs.35,748 as at March 31, 2018 and Rs.27,809 as at March 31, 2017 consisted of customer balances that were neither past due nor impaired.

Financial assets that are past due but not impaired

The Company’s credit period for customers generally ranges from 20 - 180 days. The aging of trade and other receivables that are past due but not impaired is given below:

	As of March 31,
Period (in days)	2018		2017
1 – 90	Rs.	4,510	Rs.	8,380
90 – 180		177		707
More than 180		1,303		1,376
Total	Rs.	5,990	Rs.	10,463

See Note 12 of these consolidated financial statements for the activity in the allowance for impairment of trade and other receivables.

Other than trade receivables, the Company has no significant class of financial assets that is past due but not impaired.

c. Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by ensuring, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risk to the Company’s reputation.

As of March 31, 2018 and 2017, the Company had unutilized credit limits from banks of Rs.24,046 and Rs.21,156, respectively.

As of March 31, 2018, the Company had working capital of Rs.39,953, including cash and cash equivalents of Rs.2,638, investments in term deposits (i.e., bank certificates of deposit having original maturities of more than 3 months), bonds and commercial paper of Rs.3,552 and investments in available-for-sale financial assets of Rs.14,778. As of March 31, 2017, the Company had working capital of Rs.15,198, including cash and cash equivalents of Rs.3,866, investments in term deposits (i.e., bank certificates of deposit having original maturities of more than 3 months) of Rs.3,389 and investments in available-for-sale financial assets of Rs.10,881.

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long term loans, borrowings and obligations under finance leases, which have been disclosed in Note 17 to these consolidated financial statements) as at March 31, 2018:

Particulars	2019		2020		2021		2022		Thereafter		Total
Trade and other payables	Rs.	16,052	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	16,052
Bank overdraft, short-term loans and borrowings		25,562		-		-		-		-		25,562
Other liabilities and provisions		19,885		92		16		16		703		20,712
Derivative financial instruments - liabilities		85		-		-		-		-		85

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long term loans, borrowings and obligations under finance leases, which have been disclosed in Note 17 to these consolidated financial statements) as at March 31, 2017:

Particulars	2018		2019		2020		2021		Thereafter		Total
Trade and other payables	Rs.	13,417	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	13,417
Bank overdraft, short-term loans and borrowings		43,626		-		-		-		-		43,626
Other liabilities and provisions		19,564		88		7		9		723		20,391
Derivative financial instruments - liabilities		10		-		-		-		-		10